Intangible Assets - Summary of Reconciliation of Goodwill (Detail) (USD $) In Thousands, unless otherwise specified				12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Valpey-Fisher acquisition [Member]	Dec. 31, 2012 D&R acquisition [Member]	Dec. 31, 2013 2013 reduction - sale of EMS business [Member]
Goodwill [Line Items]
Beginning balance	$ 32,047	$ 32,547	$ 500
Reduction of Goodwill on sale						(500)
Goodwill recorded in acquisition				7,665	24,382
Ending balance	$ 32,047	$ 32,547	$ 500